Investment Strategy	Aug. 28, 2026
EIC Value Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, primarily invests in common stocks of U.S. companies. The Fund may invest in the stocks of companies of all capitalization sizes.

The Fund invests in companies the Adviser believes are well-managed and high-quality, with relatively stable earnings and cash flow, and low levels of debt that are selling at a discount to their value as an ongoing business entity. The Adviser attempts to avoid investing in companies that appear to be inexpensive relative to their historical records, but are actually in long-term structural decline (i.e., “value traps”).

Starting with the Russell 3000® universe, the Adviser attempts to identify companies it believes are generating high returns on equity and capital with sustainable earnings growth. The Adviser may also identify companies through the use of traditional news sources and non-opinionated research and by monitoring companies with recent and significant price declines. Once a potential candidate is identified, the Adviser determines whether the company is selling at a discount to its value as an ongoing business entity based upon the Adviser’s in-house valuation models, which rely on return on equity and earnings growth as key inputs.

After the Adviser identifies a company it believes is selling at a meaningful discount to its value as an ongoing concern, the Adviser employs a comprehensive set of web-based analytics to facilitate financial statement and ratio analysis which helps the Adviser to identify and avoid companies with characteristics that are consistent with potential value traps. The Adviser then performs in-depth company specific fundamental research to gain further insight into accounting policies, factors impacting reported earnings, unusual transactions, attempts to manage earnings, and any other evidence that earnings power is, or may in the future be, different than what the financial statements currently portray. If a company passes all levels of analysis, then the Adviser may add it to the Fund’s portfolio.

The Adviser sells a position in a company if the Adviser believes the security has reached its full value, the company shows balance sheet stress (indicating potential earnings management, weak financial controls or possible earnings shortfalls), a major change occurs (rendering historical data invalid for determining the value of business ownership) or the Adviser believes the company’s quality or financial strength falls below acceptable levels, or if a more attractive investment opportunity becomes available. Positions reaching 6% of the Fund’s value will be trimmed to reduce exposure.

Up to 20% of the Fund’s net assets may be held in cash, cash equivalents, or short-term investments if the Adviser believes that there are not a sufficient number of currently compelling investment opportunities in which to fully invest the Fund’s assets. While holding a significant position in cash could help the Fund reduce losses during market downturns, it may have the effect of lessening the Fund’s capital appreciation during market upturns.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, primarily invests in common stocks of U.S. companies.
Pacific Capital Tax-Free Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund generally only acquires municipal obligations that are rated “investment grade” at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality. The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply. The Fund may also invest in other kinds of debt instruments issued by domestic issuers.

The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. The Fund is non-diversified, which means that the Fund may invest most of its assets in securities issued by or representing a small number of issuers. No maturity limitations apply to the Fund’s investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund’s portfolio performance and reallocates the Fund’s assets in response to actual and expected market and economic changes.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, a high level of liquidity, and professional portfolio management. This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax.
Pacific Capital U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objectives by investing, under normal circumstances, substantially all of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities.

The Fund operates as a “Government Money Market Fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). This means that the Fund invests at least 99.5% of its total assets in (1) cash, (2) U.S. government securities, (3) repurchase agreements that are collateralized fully by U.S. government securities or cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.

The Fund makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Fund may also invest in cash equivalents, including money market funds.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, all or any portion of the Fund’s assets may be uninvested and will therefore not generate income. The Fund may not achieve its investment objectives during this time.

The Fund also seeks to invest in securities the income from which may be tax exempt from state and local taxes. This Prospectus does not discuss all of the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Strategy Portfolio Concentration [Text]	under normal circumstances, substantially all of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities.
Polen Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund typically invests in a focused portfolio of common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that, in the Adviser’s opinion, have a sustainable competitive advantage. A company will be considered a “growth” company if it passes at least one of two tests. First, any company that appears in any one of three “growth” indices—MSCI USA Small Cap Growth, MSCI ACWI Growth, Russell 3000 Growth—will be classified as a “growth” company. Second, any company that receives a positive net “z-score” will be classified as a “growth” company. Growth factors covering forward and historical earnings growth, an internal growth measure, and sales growth will be weighed against value factors covering book-to-price ratio, forward earnings-to-price ratio, and dividend yield, to determine whether the net score is positive (growth) or negative (value). In addition, the Fund may from time to time purchase a common stock, including the common stock of a medium capitalization company (market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), that does not meet this criteria if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable above average earnings growth. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long-term basis.

Strategy Portfolio Concentration [Text]	The Fund typically invests in a focused portfolio of common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that, in the Adviser’s opinion, have a sustainable competitive advantage.
Polen Global Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund typically invests in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the Adviser’s opinion, have a sustainable competitive advantage. A company will be considered a “growth” company if it passes at least one of two tests. First, any company that appears in any one of three “growth” indices — MSCI USA Small Cap Growth, MSCI ACWI Growth, Russell 3000 Growth — will be classified as a “growth” company. Second, any company that receives a positive net “z-score” will be classified as a “growth” company. Growth factors covering forward and historical earnings growth, an internal growth measure, and sales growth will be weighed against value factors covering book-to-price ratio, forward earnings-to-price ratio, and dividend yield, to determine whether the net score is positive (growth) or negative (value).

In addition, the Fund may from time to time purchase a common stock, including the common stock of medium capitalization or “mid-cap” companies (market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), that do not meet this criteria if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity. Under normal market conditions, the Fund will invest in at least three different countries and will typically invest at least 35% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invest at least 25% of its assets in non-U.S. equity securities. Non-U.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange-traded funds that invest in a country or countries other than the U.S. While the Fund will under normal market conditions invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

“Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above-average earnings growth. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest in at least three different countries and will typically invest at least 35% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invest at least 25% of its assets in non-U.S. equity securities.
Polen International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund typically invests in a focused portfolio of approximately 25 to 35 common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase), including companies in both developed and emerging markets, that, in the Adviser’s opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase common stock, including the common stock of medium capitalization or “mid-cap” companies (market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), that do not meet this criteria if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity. A company will be considered a “growth” company if it passes at least one of two tests. First, any company that appears in any one of three “growth” indices — MSCI USA Small Cap Growth, MSCI ACWI Growth, Russell 3000 Growth — will be classified as a “growth” company. Second, any company that receives a positive net “z-score” will be classified as a “growth” company. Growth factors covering forward and historical earnings growth, an internal growth measure, and sales growth will be weighed against value factors covering book-to-price ratio, forward earnings-to-price ratio, and dividend yield, to determine whether the net score is positive (growth) or negative (value).

Under normal market conditions, the Fund invests primarily in non-U.S. equity securities. Non-U.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange-traded funds that invest in a country or countries other than the U.S. While the Fund will, under normal market conditions invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

“Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above-average earnings growth. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund.

Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long-term basis.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests primarily in non-U.S. equity securities. Non-U.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange-traded funds that invest in a country or countries other than the U.S.
Polen 5Perspectives Small Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small companies. This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are generally within the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index. This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. A company will be considered a “growth” company if it passes at least one of two tests. First, any company that appears in any one of three “growth” indices — MSCI USA Small Cap Growth, MSCI ACWI Growth, Russell 3000 Growth — will be classified as a “growth” company. Second, any company that receives a positive net “z-score” will be classified as a “growth” company. Growth factors covering forward and historical earnings growth, an internal growth measure, and sales growth will be weighed against value factors covering book-to-price ratio, forward earnings-to-price ratio, and dividend yield, to determine whether the net score is positive (growth) or negative (value). As of April 30, 2026, the weighted average market capitalization of the Fund’s holdings was approximately $11.75 billion.

The Adviser considers multiple factors to identify opportunities with attractive fundamental, thematic, and/or technical traits. The Adviser believes earnings growth drives long-term stock performance and is influenced by changes in a company’s internal or external environment. The Adviser has identified the following key environmental conditions or “primary forces”: (i) competitive advantage, (ii) thematic forces, and (iii) cyclical business conditions.

The Adviser believes that changes in earnings power produced by competitive advantage, thematic forces, and cyclical business conditions are often not accurately captured in market prices. Thus, the Adviser believes that compelling investment opportunities are often closely associated with these identified primary forces. The Adviser believes that a portfolio of stocks positioned to benefit from one or more of these primary forces should outperform over time.

The Adviser aims to construct a portfolio of stocks with key competitive advantages and favorable business conditions. Portfolio construction focuses on industry and factor exposures and seeks to optimize the attractiveness of the overall portfolio against the risks involved in sector or factor exposures that are overweighted or underweighted relative to their benchmark. An “Attractiveness Score” reflects the Adviser’s evaluation of each investment opportunity across valuation, business model, thematic timeliness, management team, and technical behavior. Thematic timeliness means how relevant a theme is to current market behavior. Technical behavior refers to the price/chart of the stock, it is a factor that evaluates price and helps the Adviser with the timing of its investments. In addition, the Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company.

Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund may sell a security if in the Adviser’s view (i) a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, (ii) the company loses a significant competitive advantage, or (iii) the Adviser’s assessment of a company’s Attractiveness Score changes; positions may be reduced or eliminated entirely. Each investment is purchased with an open-ended time horizon, but is expected to average between one and two years. Actual time horizons range from a few months to more than four years. However, the Adviser may sell its securities, regardless of the length of time that they have been held, and may adjust the size of its positions, if the Adviser determines that it would be in the Fund’s best interest to do so.

Strategy Portfolio Concentration [Text]	The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small companies.
Polen Opportunistic High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund pursues its investment objective by seeking to outperform, after taking into account fees and expenses, the broader high yield market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in fixed- and floating-rate high yield fixed income securities with a focus on “middle market” issuers in the United States and, to a much lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation (“EBITDA”) in the range of $75-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer (and in particular, in both more senior bank loans and more junior high yield bonds) enables the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Adviser invests assets of the Fund primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds (commonly known as “junk bonds”), senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also purchase equity securities or otherwise hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and the Fund may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. Although the Fund does not have any maturity or duration requirements, the Fund typically holds securities that, on average, have a shorter maturity and duration than the maturity and duration of broad-based high yield market indices.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. The Adviser believes that its portfolios can appropriately balance these risks with the potential reward by purchasing securities of companies at deep discounts to intrinsic enterprise value, thereby providing significant cushion from a loan-to-value perspective; by properly understanding, as part of the Adviser’s due diligence process, the relevant legal aspects of a bond indenture or loan document with a focus on downside or bankruptcy scenarios; and by managing liquidity in the portfolio by limiting the number and size of positions considered by the Adviser to be less liquid in nature. This process applies value investing principles through rigorous research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company and to only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. “Significant margin of safety” means that the Fund endeavors to identify securities with a low loan-to-value ratio where there is accordingly low risk that the subject security will default and experience principal losses as a result. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser manages a relatively concentrated portfolio typically comprising between 50-130 issuers; however, the Fund may fall outside such ranges at the Adviser’s discretion based on then-available investment opportunities. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in high yield fixed income securities. This 80% policy may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

Polen High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund pursues its investment objective by seeking to outperform, after taking into account fees and expenses, the broader high yield market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in fixed- and floating-rate high yield fixed income securities (commonly referred to as “junk bonds”) with a focus on “middle market” issuers in the United States and, to a much lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation in the range of $75-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer (and in particular, in both more senior bank loans and more junior high yield bonds) enables the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Adviser invests assets of the Fund primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds, senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also purchase equity securities or otherwise hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and the Fund may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. Although the Fund does not have any maturity or duration requirements, the Fund typically holds securities that, on average, have a shorter maturity and duration than the maturity and duration of broad-based high yield market indices. The Fund does not acquire securities or other permitted investments that it classifies as “illiquid” (i.e., the Fund does not reasonably expect to be able to sell or dispose of such security or investment within seven calendar days without significantly changing its market value); however, the Fund is not be restricted from continuing to hold an investment that the Adviser reclassifies as illiquid, subject to ongoing compliance with applicable law.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. The Adviser believes that its portfolios can appropriately balance these risks with the potential reward by purchasing securities of companies at deep discounts to intrinsic enterprise value, thereby providing significant cushion from a loan-to-value perspective; by properly understanding, as part of the Adviser’s due diligence process, the relevant legal aspects of a bond indenture or loan document with a focus on downside or bankruptcy scenarios; and by managing liquidity in the portfolio by limiting the number and size of positions considered by the Adviser to be less liquid in nature. This process applies value investing principles through rigorous research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company and to only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. “Significant margin of safety” means that the Fund endeavors to identify securities with a low loan-to-value ratio where there is accordingly low risk that the subject security will default and experience principal losses as a result. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser manages a relatively concentrated portfolio typically comprising between 50-130 issuers; however, the Fund may fall outside such ranges at the Adviser’s discretion based on then-available investment opportunities.

Polen Floating Rate Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund pursues its investment objective by seeking to outperform, after taking into account fees and expenses, the broader bank loan market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers. The “bank loan market” generally comprises first lien and second lien senior loans that are provided by a group of lenders and are structured, arranged and administered by one or several commercial or investment banks.

The Fund seeks to achieve its objective mainly by investing in bank loans and other high yield fixed income securities (commonly referred to as “junk bonds”) with a focus on “middle market” issuers in the United States and, to a lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation in the range of $75-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer and, in particular, in bank loans will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Fund invests its assets primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield and leveraged loan market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds, senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. The Fund does not have any maturity or duration requirements.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. This process applies value investing principles through rigorous research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser manages a relatively concentrated portfolio typically comprising between 50-130 issuers; however, the Fund may fall outside such ranges at the Adviser’s discretion based on then-available investment opportunities. The Fund has adopted an investment policy providing that under normal circumstances, the Fund invests at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in floating rate securities and other obligations (such as bank loans). For purposes herein, a bank loan is an instrument arranged by a bank (or similar financial institution) to a company that typically holds legal claim to such company’s assets that is senior to all (or substantially all) other debt obligations.

Polen Focus Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund typically invests in a focused portfolio of common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that, in the Adviser’s opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase up to 15% the Fund’s net assets in common stock of U.S. and non-U.S. issuers (excluding emerging market companies) with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase, if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity. A company will be considered a “growth” company if it passes at least one of two tests. First, any company that appears in any one of three “growth” indices — MSCI USA Small Cap Growth, MSCI ACWI Growth, Russell 3000 Growth — will be classified as a “growth” company. Second, any company that receives a positive net “z-score” will be classified as a “growth” company. Growth factors covering forward and historical earnings growth, an internal growth measure, and sales growth will be weighed against value factors covering book-to-price ratio, forward earnings-to-price ratio, and dividend yield, to determine whether the net score is positive (growth) or negative (value). The Fund employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers. The Adviser generally expects that the Fund will invest in approximately 20 to 50 companies although the Fund may invest outside of this range at the Advisor’s discretion.

The Adviser uses an intensive fundamental research process to identify companies that it believes have the following attractive characteristics, which the Adviser believes typically reflect an underlying competitive advantage: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital, and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Fund will not invest in companies that do not meet, in the Adviser’s view the criteria outlined in (i) through (4) above. Sustainable competitive advantage means a competitive advantage that is not likely to erode over a reasonably long timeframe. The Adviser seeks companies with a long-term competitive advantage. Shareholder-oriented management teams means that a company’s management team seeks to maximize value creation for shareholders acting in a way that’s aligned with their interests.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable above average earnings growth. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital. The Adviser assesses each factor it believes is material to making these determinations, which includes factors commonly classified as material environmental, social, and governance factors or “ESG” factors. This means considering how a company manages issues such as (but not limited to) climate impact, board diversity, supply chain management, governance practices, and other material risks or opportunities as part of the Adviser’s financial analysis. ESG factors are not assessed in isolation but as part of our comprehensive research process and no one factor is considered to be determinative.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long-term basis.

Private Capital Management Value Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, primarily invests in common stocks of companies listed on stock exchanges in North America. While the Fund focuses its investments in smaller capitalization companies, there are no set limits on the market capitalizations of the companies in which the Fund may invest.

The Adviser applies a fundamental value, research driven investment approach. The Adviser seeks to identify businesses that it believes are significantly mispriced by the public market. The Adviser values companies using a variety of measures, including an estimate of a company’s capacity to generate discretionary cash flow (cash flow from operations after required capital expenditures) over time and the long-term value of its assets. The Adviser seeks to identify companies that are out of favor, underappreciated or misunderstood, and thereby trade at a significant discount to the Adviser’s estimation of long-term intrinsic value.

The Adviser looks for companies that it believes have entrenched market positions or sustainable competitive advantages; competent management whose interests are aligned with creating long-term shareholder value; corporate cultures that are consistent with good governance and appropriately responsive to shareholders — the company’s ultimate owners; and the ability to compete effectively and succeed under various industry and broader economic scenarios. Consistent with its primary objective of achieving long-term capital appreciation, the Adviser generally expects to hold its investment in a company for a period of 3 to 5 years.

The Adviser continually re-evaluates companies in which it has invested and will scale back or exit a position as a company’s market price approaches the Adviser’s price target or when a change in a fundamental aspect of the company or its operating environment materially affects the Adviser’s investment view. The Adviser will often continue to hold, or add to, positions with declining share prices so long as the factors driving the price decline do not result in a negative revision to the Adviser’s overall investment assessment of the company.

The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a small number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, at times the Fund’s holdings profile may approximate a portfolio of securities with percentage weightings typically associated with a non-diversified fund.

Strategy Portfolio Concentration [Text]	under normal circumstances, primarily invests in common stocks of companies listed on stock exchanges in North America.